401(k) Retirement Plan	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
401(k) Retirement Plan
401(k) Retirement Plan
In January 2008, the Company established the Concert Pharmaceuticals 401(k) Retirement Plan (the 401(k) Plan) in which substantially all of its permanent employees are eligible to contribute a percentage of base wages up to an amount not to exceed an annual statutory maximum. The Company matches 50% of the first 6% of an employee’s contributions subject to statutory limits.
The Company made matching contributions under the 401(k) Plan of $0.2 million, $0.2 million and $0.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.